Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Engagement of placement agent [Member]
Exercise of warrants received	4.00%
Licenses [Member]
Royalty fees description	We have licensed certain manufacturing technology and will pay a royalty of up to 2% of future sales.
Chief Executive Officer [Member]
Proceed from sales of equity securities percentage		1.00%
Compensation expense		$ 20,000	$ 0
Series A Preferred Stock [Member]
Acquire shares		2,000,000
Agent received fees		$ 16,000